Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
ASSETS
Cash and due from banks	$ 23,701	$ 22,105
Federal funds sold, interest-bearing deposits and repos	126,553	83,790
Cash and cash equivalents	150,254	105,895
Securities:
Securities available for sale (amortized cost of $54,025 and $40,839 in 2017 and 2016, respectively)	53,493	40,568
Securities held to maturity (fair value of $16,346 and $20,968 in 2017 and 2016, respectively)	16,307	20,979
Total securities	69,800	61,547
Loans:
SBA loans held for sale	22,810	14,773
SBA loans held for investment	43,999	42,492
SBA 504 loans	21,871	26,344
Commercial loans	606,994	509,171
Residential mortgage loans	365,145	289,093
Consumer loans	109,855	91,541
Total loans	1,170,674	973,414
Allowance for loan losses	(13,556)	(12,579)
Net loans	1,157,118	960,835
Premises and equipment, net	23,470	23,398
Bank owned life insurance (BOLI)	24,227	13,758
Deferred tax assets	4,017	5,512
Federal Home Loan Bank (FHLB) stock	12,863	6,037
Accrued interest receivable	5,447	4,462
Other real estate owned (OREO)	426	1,050
Goodwill	1,516	1,516
Other assets	6,358	5,896
Total assets	1,455,496	1,189,906
Liabilities:
Noninterest-bearing demand	256,119	215,963
Interest-bearing demand	164,997	145,654
Savings	396,557	363,462
Time, under $100,000	133,881	123,724
Time, $100,000 to $250,000	71,480	75,567
Time, $250,000 and over	20,103	21,353
Total deposits	1,043,137	945,723
Borrowed funds	275,000	121,000
Subordinated debentures	10,310	10,310
Accrued interest payable	436	430
Accrued expenses and other liabilities	8,508	6,152
Total liabilities	1,337,391	1,083,615
Shareholders' equity:
Common stock, no par value, 12,500 shares authorized, 10,615 shares issued and outstanding in 2017; 10,477 shares issued and outstanding in 2016	86,782	85,383
Retained earnings	31,117	20,748
Accumulated other comprehensive income	206	160
Total shareholders' equity	118,105	106,291
Total liabilities and shareholders' equity	$ 1,455,496	$ 1,189,906